Income Taxes (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Income taxes at The Netherlands statutory rate, rate		25.00%	25.00%	25.00%
Income tax (benefit) expense related to 2006 and 2004 Notes		$ (23,395,000)	$ 6,401,000	$ 2,456,000
Unrecognized tax benefits, release		6,600,000
Valuation allowance, deferred tax assets		5,511,000	3,703,000
Increase (release) of valuation allowance, deferred tax asset		0
Unrecognized tax benefit, net		18,300,000	16,700,000
Unrecognized tax benefits that would impact effective tax rate		18,300,000	16,700,000
Unrecognized tax benefits which may be realized		5,800,000
Recognized interest (income) expense		100,000	300,000	(300,000)
Accrued interest included in accrued and other liabilities		1,500,000	1,400,000
Deferred tax asset		27,763,000
Deferred tax liability			36,969,000
Total foreign net operating losses		380,700,000	264,200,000
Valuation allowance amounts		1,800,000
Earnings retained by subsidiaries and equity accounted investments		343,900,000
Undistributed earnings not permanently reinvested		21,400,000	20,100,000
Deferred tax liabilities on unremitted earnings of certain subsidiary		923,000	902,000
Netherlands
Operating Loss Carryforwards [Line Items]
Income tax (benefit) expense related to 2006 and 2004 Notes				(2,600,000)
Internal Revenue Service (IRS)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		109,200,000	110,300,000
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		271,500,000	$ 153,900,000
Foreign Tax Authority | 2016 Acquisition
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		41,900,000
Foreign Tax Authority | Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		157,400,000
Cash convertible notes
Operating Loss Carryforwards [Line Items]
Valuation allowance, deferred tax assets				$ 3,000,000
Increase (release) of valuation allowance, deferred tax asset	$ (3,000,000)
German Trade Tax | Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		$ 56,400,000